Commitments and Contingencies - Commitments to Fund Newbuilding and Other Construction Contract Costs (Details) - USD ($) $ in Thousands	1 Months Ended
	Jun. 30, 2019	Jun. 30, 2021
Unrecorded Unconditional Purchase Obligation [Line Items]
Total estimated remaining costs		$ 39,205
Estimated Costs Remainder of 2020		24,351
Unrecorded Unconditional Purchase Obligation, to be Paid, Year One		14,854
Equity Method Investments [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total estimated remaining costs		11,339
Estimated Costs Remainder of 2020		11,339
Unrecorded Unconditional Purchase Obligation, to be Paid, Year One		0
Consolidated Entities [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total estimated remaining costs		27,866
Estimated Costs Remainder of 2020		13,012
Long-term Purchase Commitment, Amount	$ 54,800
Unrecorded Unconditional Purchase Obligation, to be Paid, Year One		$ 14,854
Bahrain LNG Joint Venture [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Equity Method Investment, Ownership Percentage		30.00%
Bahrain LNG Joint Venture [Member] | Building
Unrecorded Unconditional Purchase Obligation [Line Items]
Line of credit facility, maximum borrowing capacity		$ 24,000
Line of Credit Facility, Remaining Borrowing Capacity		7,000
Bahrain LNG Joint Venture [Member] | Construction [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total estimated remaining costs		$ 11,300